Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2021
Long-Term Debt
Schedule of long-term debt

		December 31,	December 31,
(U.S. Dollars in thousands)	Vessel	2021	2020
$345 million loan facility	Anna Knutsen, Tordis Knutsen, Vigdis Knutsen, Brasil Knutsen, Lena Knutsen	$338,726	$—
$320 million loan facility	Windsor Knutsen, Bodil Knutsen, Carmen Knutsen, Fortaleza Knutsen, Recife Knutsen, Ingrid Knutsen	222,133	252,245
$55 million revolving credit facility		—	34,279
Hilda loan facility	Hilda Knutsen	72,308	78,462
Torill loan facility	Torill Knutsen	75,000	81,667
$172.5 million loan facility	Dan Cisne, Dan Sabia	45,340	58,340
Raquel loan facility	Raquel Knutsen	—	52,725
Tordis loan facility	Tordis Knutsen	—	75,871
Vigdis loan facility	Vigdis Knutsen	—	77,136
Lena loan facility	Lena Knutsen	—	75,950
Brasil loan facility	Brasil Knutsen	—	50,997
Anna loan facility	Anna Knutsen	—	62,196
Tove loan facility	Tove Knutsen	81,883	86,250
$25 million revolving credit facility with NTT		25,000	25,000
$25 million revolving credit facility with Shinsei		25,000	25,000
Raquel Sale & Leaseback	Raquel Knutsen	89,206	—
Total long-term debt		$974,596	$1,036,118
Less: current installments		90,956	186,723
Less: unamortized deferred loan issuance costs		2,378	2,535
Current portion of long-term debt		88,578	184,188
Amounts due after one year		883,640	849,395
Less: unamortized deferred loan issuance costs		5,092	3,238
Long-term debt, less current installments, and unamortized deferred loan issuance costs		$878,548	$846,157

Schedule of partnership's outstanding debt repayable

The Partnership’s outstanding debt of $974.6 million as of December 31, 2021 is repayable as follows :

(U.S. Dollars in thousands)	Sale & Leaseback	Period repayment	Balloon repayment	Total
2022	$4,960	$85,996	$—	$90,956
2023	5,177	79,768	225,906	310,851
2024	5,418	38,107	123,393	166,918
2025	5,640	28,372	65,506	99,518
2026 and thereafter	68,010	18,822	219,521	306,353
Total	$89,205	$251,065	$634,326	$974,596